LONG-TERM LOANS - Bonds (Details) $ in Millions, Rp in Billions	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)
Borrowings and other credit facilities
Current maturities	Rp (17,746)	$ (1,064)	Rp (15,866)	Rp (10,276)
Long-term portion	26,099	$ 1,565	25,518	Rp 27,773
Bonds
Borrowings and other credit facilities
Unamortized debt issuance cost	(4)		(7)
Long-term portion	2,696		5,043
Current maturities			(2,347)
Long-term portion	2,696		2,696
2015 - Series B Bonds
Borrowings and other credit facilities
Outstanding balance	2,100
2015 - Series C Bonds
Borrowings and other credit facilities
Outstanding balance	1,200
2015 - Series D Bonds
Borrowings and other credit facilities
Outstanding balance	1,500
Rupiah | Bonds
Borrowings and other credit facilities
Outstanding balance	2,700		5,050
Rupiah | 2015 - Series B Bonds
Borrowings and other credit facilities
Outstanding balance			2,100
Rupiah | 2015 - Series C Bonds
Borrowings and other credit facilities
Outstanding balance	1,200		1,200
Rupiah | 2015 - Series D Bonds
Borrowings and other credit facilities
Outstanding balance	Rp 1,500		1,500
Rupiah | Bonds Mitratel 2024
Borrowings and other credit facilities
Outstanding balance			240
Rupiah | Sukuk Mitratel 2024
Borrowings and other credit facilities
Outstanding balance			Rp 10